Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of short-term debt	Short-term debt consists of the following:

	For the fiscal years ended December 31,
	2022	2021
Short-term bank loans	267	—
Short-term notes	51	—
Total	$318	$—